Beck, Mack & Oliver Partners Fund (the “Fund”)

Supplement dated September 22, 2022 to the Prospectus dated August 1, 2022

Effective September 22, 2022, the name of the Fund will be changed to the Beck Mack + Oliver Partners Fund.

For more information, please contact a Fund customer service representative at (800) 943-6786 (toll free).

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PLEASE RETAIN FOR FUTURE REFERENCE.

Beck, Mack & Oliver Partners Fund (the “Fund”)

Supplement dated September 22, 2022 to the Statement of Additional Information dated
August 1, 2022

Effective September 22, 2022, the name of the Fund will be changed to the Beck Mack + Oliver Partners Fund.

For more information, please contact a Fund customer service representative at (800) 943-6786 (toll free).

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.